Foreign currency translation reserve (Tables)	12 Months Ended
Dec. 31, 2024
Foreign currency translation reserve
Summary of movement of the foreign currency translation reserve

Foreign currency
translation reserve
USD
As of 1 January 2022	450,863
Currency translation difference	(5,290,594)
Transfer to reserve of disposal groups classified as held for sale	492,474
As of 31 December 2022	(4,347,257)
Currency translation difference	(6,252,297)
Transfer to reserve of disposal groups classified as held for sale	(866,512)
As of 31 December 2023	(11,466,066)
Currency translation difference	(5,137,720)
As of 31 December 2024	(16,603,786)

Summary of movement of the reserve of disposal groups classified as held for sale

Reserve of disposal
groups classified as held
for sale
USD
As of 1 January 2022	—
Transfer from foreign currency translation reserve	(492,474)
As of 31 December 2022	(492,474)
Currency translation difference	953,002
Transfer from foreign currency translation reserve	866,512
Disposal of subsidiaries	779,697
As of 31 December 2023	2,106,737
Currency translation difference	265,777
As of 31 December 2024	2,372,514